Receivables	12 Months Ended
Dec. 31, 2022
Disclosure of acquired receivables [abstract]
Receivables	10. Receivables

	2022	2021
	€	€
Trade receivables	—	8,451
VAT receivables	382,468	691,628
	382,468	700,079